UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 29, 2016

MFS® INVESTMENT GRADE MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 143.0%
Alabama - 1.2%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/37	$55,000	$62,225
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/25	70,000	70,967
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	355,000	384,511
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/25	5,000	3,518
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	95,000	63,244
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	135,000	73,089
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	190,000	72,933
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	365,000	129,221
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	20,000	20,457
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	25,000	26,375
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	30,000	32,445
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	35,000	39,005
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	45,000	50,486
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	140,000	152,837
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.8%, 5/01/34	275,000	312,367

		$1,493,680
Arizona - 1.1%
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/35	$35,000	$36,756
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/45	50,000	51,502
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/46	35,000	36,043
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/36	60,000	66,760
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/41	45,000	49,173
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/46	80,000	87,025
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/35	70,000	72,102
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/45	80,000	80,887
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/32	795,000	936,287

		$1,416,535
Arkansas - 0.8%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/35	$30,000	$34,087
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/33	50,000	57,020
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/39	730,000	827,229
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/42	120,000	135,584

		$1,053,920
California - 15.7%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	$130,000	$83,387
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	235,000	145,987
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	470,000	281,690
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 12/01/35	1,000,000	1,164,820
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/38	350,000	385,585
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	135,000	151,648
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/36	75,000	91,625
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/38	535,000	594,160
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	195,000	222,916
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	535,000	645,654
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	1,050,000	1,075,022
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 8/01/42	30,000	30,788
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.8%, 8/01/36	40,000	40,041
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	100,000	108,200
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	70,000	80,093

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	$135,000	$144,167
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/38	1,220,000	1,406,831
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	1,135,000	1,350,241
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	40,000	44,306
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/45	100,000	107,160
California State University Rev., “A”, 5%, 11/01/37	805,000	935,982
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	25,246	189
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	500,000	513,010
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/34	85,000	94,570
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/44	245,000	264,786
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	220,000	238,220
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	195,000	224,933
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/36	100,000	119,755
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/37	105,000	125,356
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/41	230,000	270,814
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/30	85,000	99,176
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	50,000	54,002
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	210,000	252,172
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	210,000	253,432
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	35,000	40,280
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	65,000	73,904
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	95,000	106,881
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, 0% to 8/01/2028, 6.25% to 8/01/43	355,000	263,076
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0% to 8/01/23, 5.875% to 8/01/28	140,000	126,535
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	245,000	274,263
Port of Oakland, CA, Rev., “P”, 5%, 5/01/33	970,000	1,090,154
Riverside County, CA, Transportation Commission Sales Tax Rev. ( Limited Tax), “A”, 5.25%, 6/01/39	345,000	414,428
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/40	835,000	942,490
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/25	1,000,000	1,197,230
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	25,000	27,695
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	710,000	817,388
State of California, 4%, 9/01/26	725,000	808,817
State of California, 5.25%, 10/01/28	270,000	322,323
State of California, 5.25%, 9/01/30	645,000	765,602
State of California, 5%, 5/01/44	230,000	266,179
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/41	85,000	98,677
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 8/01/24	250,000	296,390
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	125,000	140,338

		$19,673,368
Colorado - 2.9%
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/40	$230,000	$249,683
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	40,000	43,283
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/38	75,000	83,238
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/31	145,000	166,243
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/35	150,000	164,787
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	90,000	104,532
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/44	380,000	428,199
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	560,000	648,290

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Colorado - continued
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	$480,000	$540,955
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	245,000	254,888
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	95,000	105,519
Park Creek Metropolitan District of Columbia Rev. (Senior Limited Property Tax Supported), “A”, 5%, 12/01/45	405,000	449,514
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	240,000	326,762

		$3,565,893
Connecticut - 1.3%
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/45 (n)	$180,000	$177,766
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/28	405,000	480,067
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/29	405,000	480,067
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/30	385,000	449,137

		$1,587,037
District of Columbia - 1.7%
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 6/01/37	$500,000	$506,500
District of Columbia Rev. (Georgetown University), Convertible Capital Appreciation, BHAC, 0% to 4/01/18, 5% to 4/01/40	1,430,000	1,375,031
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	40,000	46,590
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	105,000	121,560
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/25	20,000	20,349
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/35	20,000	20,222
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/39	10,000	10,129

		$2,100,381
Florida - 4.4%
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	$80,000	$85,394
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	35,000	37,161
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	60,000	64,169
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 7/15/32 (d)(q)	340,000	68,007
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	320,000	354,992
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/26	115,000	135,774
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/29	105,000	120,122
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/30	105,000	119,312
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	50,000	56,436
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	125,000	129,440
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/33	175,000	197,215
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/34	150,000	168,800
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/35	215,000	240,910
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), “A”, 6.125%, 8/01/42	195,000	224,238
Miami-Dade County, FL, Special Obligation, “B”, 5%, 10/01/35	180,000	206,118
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40 (Prerefunded 10/01/21)	175,000	230,951
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/22 (n)	250,000	261,935
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 5/01/35	375,000	361,688
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	105,000	118,868
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	155,000	175,032
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	400,000	447,932
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	20,000	23,399
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	20,000	22,940
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	40,000	45,152
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	120,000	134,894
Tampa Bay, FL, Sports Authority Rev. (Tampa Bay Arena), NATL, 5.75%, 10/01/25	1,000,000	1,208,000
Tampa, FL (University of Tampa Project), 5%, 4/01/40	85,000	95,625
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/37 (a)(d)	480,000	168,000

		$5,502,504

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Georgia - 3.5%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$75,000	$82,903
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	75,000	82,530
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22 (Prerefunded 11/01/19)	290,000	344,305
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	125,000	154,503
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/28	125,000	150,615
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/29	120,000	144,037
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/30	75,000	88,381
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	15,000	17,676
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/41	340,000	400,068
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/26	320,000	370,461
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/27	215,000	248,903
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	525,000	605,871
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/26	120,000	146,945
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	250,000	307,278
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/26	225,000	268,414
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/34	15,000	16,331
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/54	320,000	379,440
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	100,000	104,606
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	100,000	103,958
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	320,000	327,482

		$4,344,707
Hawaii - 1.1%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	$115,000	$142,010
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	410,000	465,305
State of Hawaii, “DZ”, 5%, 12/01/31	180,000	210,735
State of Hawaii, Highway Rev., “A”, 5%, 1/01/30	305,000	357,198
State of Hawaii, Highway Rev., “A”, 5%, 1/01/31	120,000	139,958
State of Hawaii, Highway Rev., “A”, 5%, 1/01/32	80,000	92,922

		$1,408,128
Illinois - 12.7%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/24	$230,000	$230,322
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/23	50,000	51,103
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/21	85,000	86,874
Chicago, IL, “A”, AGM, 5%, 1/01/17	5,000	5,020
Chicago, IL, “A”, AGM, 5%, 1/01/22	40,000	40,388
Chicago, IL, “A”, AGM, 5%, 1/01/23	25,000	25,242
Chicago, IL, “A”, AGM, 5%, 1/01/25	5,000	5,048
Chicago, IL, “A”, AGM, 5%, 1/01/28	360,000	382,417
Chicago, IL, “A”, AGM, 4.75%, 1/01/30	45,000	45,056
Chicago, IL, “A”, AGM, 5%, 1/01/34	155,000	155,198
Chicago, IL, “A”, AGM, 5%, 1/01/37	260,000	263,250
Chicago, IL, “C”, NATL, 5%, 1/01/23	35,000	36,325
Chicago, IL, “C”, NATL, 5%, 1/01/29	285,000	293,821
Chicago, IL, “D”, AMBAC, 5%, 12/01/22	230,000	235,072
Chicago, IL, Board of Education, “A”, NATL, 5%, 12/01/16	85,000	85,088
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/35	305,000	307,501
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/32	685,000	701,317
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/21	345,000	353,484
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/23	80,000	81,679
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/29	855,000	993,048
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	70,000	82,176
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	35,000	40,791
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	145,000	165,523

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/30	$230,000	$271,738
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	650,000	753,909
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	155,000	173,330
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/30	310,000	345,418
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	60,000	66,616
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/40	410,000	446,642
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/35	30,000	33,035
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/39	50,000	54,115
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 3/01/16	40,000	40,004
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	160,000	164,115
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	125,000	128,440
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/28	380,000	428,621
Illinois Finance Authority Rev. (Presence Health Obligated Group), 6.125%, 5/15/25 (Prerefunded 5/15/19)	15,000	17,489
Illinois Finance Authority Rev. (Presence Health Obligated Group), Unrefunded, 6.125%, 5/15/25	445,000	499,059
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	400,000	481,752
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	565,000	673,424
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	545,000	602,280
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38 (Prerefunded 8/15/19)	395,000	476,528
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/35	315,000	353,852
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	500,000	502,180
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/35	1,000,000	1,148,780
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	390,000	447,740
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	150,000	176,900
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,145,000	1,369,523
Illinois Toll Highway Authority Rev., “B”, 5%, 1/01/32	1,000,000	1,151,560
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	171,000	172,394
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/42	130,000	143,467
State of Illinois, NATL, 5%, 1/01/19	85,000	85,529

		$15,874,183
Indiana - 3.1%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/18	$190,000	$208,825
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/30	40,000	44,470
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/39	100,000	107,500
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	350,000	379,929
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	365,000	393,773
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/29	1,000,000	1,187,160
Indiana Health & Educational Facility Authority Hospital Rev. (Community Foundation), 5.5%, 3/01/37	340,000	351,893
Indiana Municipal Power Agency, Power Supply System Rev., “A”, 5%, 1/01/36	210,000	245,259
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/39 (Prerefunded 1/01/19)	525,000	608,407
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	210,000	242,762
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	110,000	135,087

		$3,905,065
Iowa - 0.6%
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/19	$145,000	$151,847
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/20	25,000	26,177
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/25	120,000	129,638
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/26	125,000	135,075
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/27	15,000	16,114
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/28	220,000	236,251

		$695,102
Kansas - 0.5%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/38	$300,000	$320,604
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/42	100,000	105,886

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Kansas - continued
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	$195,000	$220,336

		$646,826
Kentucky - 2.0%
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/24	$255,000	$279,776
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	85,000	93,070
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	440,000	505,529
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 7/01/30	1,000,000	1,159,160
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	385,000	391,687
University of Kentucky, General Receipts, “A”, 5%, 4/01/36	110,000	127,925

		$2,557,147
Louisiana - 2.4%
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	$470,000	$533,939
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/45	240,000	243,811
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	290,000	315,004
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/40	240,000	265,042
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/45	100,000	109,957
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	185,000	206,479
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/40	50,000	56,136
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/40	65,000	73,340
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/45	185,000	207,078
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/45	85,000	95,307
Shreveport, LA, Water and Sewer Rev., AGM, 5%, 12/01/30	230,000	274,024
Shreveport, LA, Water and Sewer Rev., AGM, 5%, 12/01/34	70,000	81,761
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	480,000	516,254

		$2,978,132
Maryland - 0.6%
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/39 (Prerefunded 7/01/19)	$175,000	$209,108
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	190,000	214,958
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 7/01/42	265,000	282,509

		$706,575
Massachusetts - 6.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$285,000	$333,644
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/38	1,000,000	1,163,440
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	350,000	462,333
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	190,000	225,114
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 1/01/24	250,000	250,350
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/43	40,000	44,486
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	100,000	108,340
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/36	120,000	137,064
Massachusetts Development Finance Agency Rev. (Williams College), “P”, 5%, 7/01/43	1,000,000	1,163,730
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	205,000	205,668
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	70,000	80,927
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/30	165,000	174,719
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/31	110,000	115,521
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	190,000	199,863
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/29	295,000	325,751
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “F”, 5.75%, 7/01/29	370,000	371,758

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	$415,000	$477,121
Massachusetts Port Authority Rev., “A”, 5%, 7/01/37	35,000	39,508
Massachusetts Port Authority Special Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	40,000	43,976
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/27	145,000	145,444
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/32	720,000	842,616
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/29	600,000	801,618

		$7,712,991
Michigan - 3.4%
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	$460,000	$508,967
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/36	25,000	27,128
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/41	30,000	32,416
Grand Valley, MI, State University Rev., 5.5%, 12/01/27 (Prerefunded 12/01/16)	115,000	119,383
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/23	50,000	53,612
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/24	65,000	70,298
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/33	65,000	74,435
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/34	150,000	171,122
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/34	65,000	74,153
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/35	100,000	113,649
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-1”, 5%, 7/01/44	175,000	189,488
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/44	135,000	143,574
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/33	220,000	249,979
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/35	750,000	853,785
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	545,000	611,343
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/39 (Prerefunded 9/01/18)	230,000	272,989
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/40	570,000	652,280

		$4,218,601
Minnesota - 0.0%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/38	$20,806	$20,821

Mississippi - 1.4%
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/22	$725,000	$748,345
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	90,000	120,542
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/22	110,000	128,719
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/23	295,000	347,613
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/32	190,000	218,909
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/36	65,000	75,170
V Lakes Utility District, MS, Water Systems Rev., 7%, 7/15/37	85,000	85,088

		$1,724,386
Missouri - 0.4%
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/39	$55,000	$62,255
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	205,000	240,172
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/36	35,000	39,088
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/46	85,000	93,216
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/45	35,000	35,696

		$470,427

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
National - 0.6%
Centerline Capital Group, Inc., FHLMC, 6.3%, 10/31/52 (n)	$500,000	$567,075
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16 (z)	227,741	227,554

		$794,629
Nebraska - 0.6%
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 7/01/40	$645,000	$749,967

Nevada - 0.7%
Las Vegas Valley, NV, Water District, “C”, 5%, 6/01/29	$755,000	$884,754

New Hampshire - 0.4%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$445,000	$499,966

New Jersey - 5.6%
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	$500,000	$500,000
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	40,000	46,152
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	40,000	44,574
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	115,000	128,772
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/39	70,000	77,382
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/42	35,000	38,415
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.375%, 1/01/43	225,000	250,106
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	85,000	89,774
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	260,000	284,749
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	40,000	45,211
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	35,000	39,554
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/32 (Prerefunded 6/01/19)	460,000	555,777
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/46	360,000	403,906
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	1,340,000	1,358,733
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	1,850,000	1,577,107
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	1,835,000	1,574,375
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	145,000	38,424
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	30,000	7,601

		$7,060,612
New Mexico - 0.4%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$400,000	$440,868

New York - 23.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$200,000	$228,896
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/45	310,000	336,257
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/35	140,000	150,752
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/25	130,000	149,903
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/26	95,000	109,259
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/28	20,000	22,687
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	350,000	406,774
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,725,000	2,106,070
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/29	55,000	64,144
New York Dormitory Authority Rev. (Columbia University), 5%, 7/01/38 (u)	15,000,000	16,366,050
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	100,000	112,497
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	165,000	187,570
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 6/15/25	200,000	240,268
New York Environmental Facilities, “C”, 5%, 5/15/41	255,000	286,090
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	215,000	234,404
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	435,000	489,623

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/31	$200,000	$230,474
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/44	500,000	559,905
New York Power Authority Rev., “ A”, 5%, 11/15/38	1,000,000	1,165,820
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 6/15/34	1,610,000	1,872,237
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/47	1,000,000	1,156,340
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/47	85,000	97,532
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	175,000	177,517
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	195,000	230,209
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	225,000	264,508
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/29	1,125,000	758,475
Utility Debt Securitization Authority Restructuring Rev., NY, “E”, 5%, 12/15/41	1,500,000	1,753,605

		$29,757,866
North Carolina - 2.3%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/38	$352,454	$361,808
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/25	15,000	16,473
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/30	20,000	21,202
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/35	25,000	26,355
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/37	5,000	5,088
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/36	2,000,000	2,299,620
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	105,000	120,387

		$2,850,933
Ohio - 2.7%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/45	$285,000	$307,430
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	105,000	124,071
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Flats East Development Project), 7%, 5/15/40	95,000	108,358
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/43	40,000	43,884
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/35	395,000	445,513
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/38	555,000	596,159
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/29	10,000	10,959
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/35	60,000	62,544
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/43	75,000	77,574
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/43	90,000	97,736
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	35,000	39,343
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	235,000	235,179
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 12/15/21	1,000,000	1,263,080

		$3,411,830
Oklahoma - 1.3%
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 7/01/29	$600,000	$655,890
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/45	55,000	59,677
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/27	535,000	611,040
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	140,000	152,734
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	170,000	185,463

		$1,664,804
Oregon - 0.4%
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 10/01/26 (n)	$350,000	$354,459
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/30	20,000	23,244

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Oregon - continued
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/36	$95,000	$107,849

		$485,552
Pennsylvania - 6.1%
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	$35,000	$37,153
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	140,000	151,822
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	105,000	111,897
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29 (Prerefunded 1/01/19)	515,000	590,406
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29	55,000	62,207
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/29	80,000	88,222
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	35,000	36,725
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	20,000	20,900
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/30	25,000	27,093
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/35	35,000	37,254
Erie, PA, Water Authority Rev., AGM, 5%, 12/01/49	200,000	228,280
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	900,000	1,015,713
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/36	940,000	406,494
Luzerne County, PA, “A”, AGM, 5%, 11/15/29	145,000	166,176
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/36	655,000	724,934
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/50	90,000	91,817
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/26	35,000	41,765
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/30	85,000	96,686
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/34	775,000	860,142
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	260,000	287,183
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/42	200,000	205,876
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	65,000	69,856
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	180,000	191,804
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	140,000	149,628
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	100,000	114,988
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	105,000	119,102
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 1/01/36	1,000,000	1,134,220
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/28	460,000	460,943
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/30	30,000	33,204
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/35	60,000	64,926

		$7,627,416
Puerto Rico - 4.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/28	$35,000	$35,569
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	5,000	5,311
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/33	135,000	140,404
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/34	145,000	150,246
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/18	65,000	65,693
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/32	45,000	46,914
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/32	300,000	300,792
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/29	20,000	19,845
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/35	145,000	145,690
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/38	735,000	692,649
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/30	25,000	24,120
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/31	100,000	96,123

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/33	$100,000	$101,199
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/36	360,000	372,596
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	440,000	458,722
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/21	45,000	46,895
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	25,000	25,256
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/35	250,000	257,368
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/30	65,000	67,352
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/27	25,000	25,167
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/31	135,000	126,329
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	10,000	10,092
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	10,000	10,325
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/22	115,000	118,425
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/33	10,000	9,507
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/19	530,000	530,413
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	10,000	10,216
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/19	50,000	51,499
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	30,000	30,382
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/25	25,000	25,490
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/32	20,000	20,209
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/21	35,000	34,011
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	320,000	304,947
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/33	160,000	151,978
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	35,000	34,613
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	25,000	24,491
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	10,000	9,253
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	40,000	38,165
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	50,000	46,561
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	95,000	83,994
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/31	55,000	49,722
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	55,000	47,323
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/36	55,000	45,891
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	45,000	38,477
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/18	25,000	25,370
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/23	160,000	162,592
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/27	125,000	125,724
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/28	60,000	60,102
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/27	15,000	15,009
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/27	80,000	81,725
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/28	25,000	25,444
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/35 (Put Date 7/01/17)	315,000	320,670
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/36	35,000	35,031

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/25	$30,000	$29,844

		$5,811,735
Rhode Island - 0.8%
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/39	$855,000	$989,603

South Carolina - 1.8%
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2/01/38	$1,000,000	$1,144,310
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	215,000	244,836
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	515,000	586,085
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/36	260,000	296,429

		$2,271,660
South Dakota - 0.2%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	$230,000	$264,130

Tennessee - 5.2%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$820,000	$919,810
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/38	1,000,000	1,139,570
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/36	1,000,000	1,151,420
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/26	1,365,000	1,393,310
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/36	135,000	137,479
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/17	180,000	190,753
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	205,000	242,039
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	300,000	356,841
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	610,000	736,008
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/25	185,000	216,137

		$6,483,367
Texas - 14.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	$95,000	$97,820
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/19	190,000	194,866
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	155,000	158,450
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	90,000	92,186
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/33	165,000	173,504
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	590,000	621,235
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/45	100,000	112,536
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/42	330,000	350,958
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	100,000	114,081
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	70,000	80,076
Conroe, TX, Independent School District, Unlimited Tax School Building and Refunding, PSF, 5%, 2/15/39	155,000	178,346
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/38	335,000	367,703
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	750,000	826,853
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/34	465,000	519,228
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/39	315,000	366,096
Frenship, TX, Independent School District, AGM, 5%, 2/15/33 (Prerefunded 2/15/17)	1,000,000	1,043,510
Frenship, TX, Independent School District, PSF, 5%, 2/15/44	1,000,000	1,156,010
Frisco, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 8/15/23	1,170,000	1,450,823
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.198%, 10/01/29 (Put Date 3/01/17)	180,000	181,825
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/28	250,000	250,508
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	490,000	535,560

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/31	$90,000	$103,185
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/32	20,000	22,717
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/33	40,000	45,304
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/41	70,000	22,724
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/46	175,000	43,955
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	160,000	188,402
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/30	100,000	107,670
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/20	110,000	119,732
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	140,000	156,563
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	245,000	245,243
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39 (Prerefunded 8/15/19)	150,000	177,146
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41 (Prerefunded 8/15/19)	385,000	470,293
Matagorda County, TX, Navigation District 1 (Houston Lighting), AMBAC, 5.125%, 11/01/28	2,000,000	2,398,400
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/30	25,000	27,529
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/35	30,000	32,432
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/47	65,000	69,105
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	150,000	158,483
North Texas Tollway Authority Rev., 6%, 1/01/38	620,000	734,136
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/31	1,000,000	1,167,580
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 6/01/36	115,000	118,013
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	40,000	44,224
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	315,000	347,741
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/35	60,000	63,058
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/40	70,000	72,335
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/20	55,000	55,553
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	500,000	504,690
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/44	60,000	64,323
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/49	35,000	37,417
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	135,000	149,735
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	115,000	144,127
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	95,000	116,988
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/30	175,000	204,115
Waco Education Finance Corp. Rev. (Baylor University), 5%, 3/01/43	675,000	744,005

		$17,829,097
U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$160,000	$179,778

Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	$10,000	$11,870
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/30	15,000	17,270
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	195,000	196,513

		$225,653

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Virginia - 0.4%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$165,000	$178,910
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	275,000	304,692

		$483,602
Washington - 2.5%
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	$535,000	$566,843
Snohomish County, WA, Public Hospital District No. 3, 5%, 12/01/31	505,000	531,699
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/36 (Prerefunded 8/01/18)	695,000	787,025
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	570,000	606,754
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	225,000	251,852
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/21	100,000	101,490
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	320,000	320,221

		$3,165,884
West Virginia - 0.3%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/29	$30,000	$35,255
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/30	85,000	99,357
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	285,000	300,837

		$435,449
Wisconsin - 0.6%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	$185,000	$212,567
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	55,000	62,663
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/37	20,000	21,535
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/45	35,000	37,455
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/45	45,000	45,190
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/30	25,000	25,768
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/38	30,000	30,352
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	105,000	114,816
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	95,000	104,374
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	60,000	62,984

		$717,704
Total Municipal Bonds		$178,743,268

Floating Rate Demand Notes - 0.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.01%, due 3/01/16	$200,000	$200,000
Total Investments		$178,943,268

Other Assets, Less Liabilities - (4.2)%		(5,246,521)

ARPS, at liquidation value (issued by the fund) - (0.7)%		(825,000)

VMTPS, at liquidation value (issued by the fund) - (38.3)%		(47,925,000)
Net assets applicable to common shares - 100.0%		$124,946,747

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,361,235 representing 1.1% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16	8/27/93	$228,072	$227,554
% of Net assets applicable to common shares			0.2%

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$178,743,268	$—	$178,743,268
Short Term Securities	—	200,000	—	200,000
Total Investments	$—	$178,943,268	$—	$178,943,268

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$154,778,085
Gross unrealized appreciation	17,310,245
Gross unrealized depreciation	(660,662)
Net unrealized appreciation (depreciation)	$16,649,583

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2016

*	Print name and title of each signing officer under his or her signature.